Options (Details Narrative)	12 Months Ended
Jun. 30, 2019 shares
Statement Line Items [Line Items]
Weighted average remaining contractual life of options	2 years 1 month 27 days
Employee Option Plan [Member]
Statement Line Items [Line Items]
Number of options issued	16,000,000
Weighted average remaining contractual life of options	2 years 4 months 20 days